Note 7 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
7.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2018	December 31, 2019

Eirini Shipping Ltd. / Areti Shipping Ltd.	(a)	4,820,000	-
Kamsarmax One Shipping Ltd.	(b)	11,465,000	10,531,000
Ultra One Shipping Ltd.	(c)	15,000,000	14,060,000
Kamsarmax Two Shipping Ltd.	(d)	17,600,000	16,000,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(e)	15,000,000	12,200,000
Eirini Shipping Ltd.	(f)	-	4,100,000
		63,885,000	56,891,000
Less: Current portion		(7,071,444)	(6,924,000)
Long-term portion		56,813,556	49,967,000
Deferred charges, current portion		140,789	117,706
Deferred charges, long-term portion		385,456	278,160
Long-term bank loans, current portion net of deferred charges		6,930,655	6,806,294
Long-term bank loans, long-term portion net of deferred charges		56,428,100	49,688,840

The future annual loan repayments are as follows:

To December 31:
2020	6,924,000
2021	13,374,000
2022	5,674,000
2023	20,619,000
2024	940,000
Thereafter	9,360,000
Total	56,891,000

(a)
This loan is a
$15,300,000
loan drawn by Eirini Shipping Ltd. and Eleni Shipping Ltd. jointly, ("Eirini Loan"), on
June 25, 2014.
The parties agreed in principle on
September 30, 2016
to replace
one
of the underlying collaterals of the Eirini Loan (M/V "Eleni P") with a similar vessel, which in
December 2016,
was approved to be M/V "Tasos" (owned by Areti Shipping Ltd.). The loan was payable in
20
equal consecutive quarterly installments of
$350,000
each, with an
$8.3
million balloon payment to be paid together with the final installment in
June 2019.
The loan bears interest at LIBOR plus a margin of
3.75%.
The loan was secured with the following: (i)
first
priority mortgage over M/V "Eirini P." and M/V "Tasos.", (ii)
first
assignment of earnings and insurance of M/V "Eirini P." and M/V "Tasos" (iii) a corporate guarantee of
EuroDry Ltd.

On
September 30, 2016,
the Company signed a Supplemental Agreement with HSBC Bank Plc. The outstanding balance of the "Eirini Loan" of
$12,850,000
prior to the closing of the Supplemental Agreement was reduced to
$11,600,000
via prepayment using the cash collateral of
$1,250,000
(which was effected after the signing of the Supplemental Agreement). In addition, seven
principal installments of
$350,000
each, from
June 2016
to
December 2017
were deferred. Repayment of the loan resumed in
March 2018
and the outstanding balance of
$11,600,000
was payable in
two
quarterly installments of
$350,000
each,
four
of
$725,000
each plus a balloon payment of
$8,000,000
due in
May 2019.
A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of
$600,000
(corresponding to the minimum cash balance requirement) was pledged in the cash collateral account of M/V "Eirini P" / M/V "Tasos". HSBC Bank Plc. agreed to the sale of M/V "Eleni P" and the substitution of such vessel with M/V "Tasos" as collateral for the loan.
A prepayment of
$0.45
million was also made within
2018,
which was deducted from the balloon repayment of the said loan based on the agreement between Euroseas and HSBC Bank Plc.
The loan was partly repaid in
December 2018
through the refinancing by the National Bank of Greece as explained in note (e) below. The only vessel remaining in the facility was Eirini P whilst there were two
quarterly principal payments of
$405,000
each, due in
2019,
and a balloon amount of
$4,010,000
million due on
May 26, 2019
to be paid together with the last installment. In
May 2019,
the Company entered into a loan agreement with HSBC Bank Plc. to refinance the specific loan, as explained in note (f) below.

(b)
On
February 17, 2016,
the Company signed a term loan facility with Nord LB and, on
February 25, 2016,
a loan of
$13,800,000
was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V "Xenia". The loan is to be repaid in fourteen
consecutive equal semi-annual installments of
$467,000
plus a balloon amount of
$7,262,000
to be paid together with the last installment in
February 2023.
The loan bears interest at LIBOR plus a margin of
2.95%.
The loan is secured with (i)
first
priority mortgage over M/V "Xenia", (ii)
first
assignment of earnings and insurance of M/V "Xenia", (iii) a corporate guarantee of
EuroDry Ltd.
and other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at
130%.

(c)	On
October 1, 2018,
the Company signed a term loan facility with Eurobank Ergasias S.A. (EFG) of up to
$15
million or
60%
of the market value of
M/V "Alexandros P."
, for the purpose of refinancing the outstanding amount of
$9.9
million of the loan facility of
HSH Nordbank AG (drawn on
January 25, 2017
to partly finance the pre-delivery installment of M/V "Alexandros P.") and providing working capital. The facility was drawn on
October 5, 2018.
The loan is payable in
twenty eight
consecutive equal quarterly installments of
$235,000
each, followed by a balloon payment of
$8,420,000
to be paid together with the last installment in
October 2025.
The loan bears interest at LIBOR plus a margin of
3.25%.
The loan is secured with (i)
first
priority mortgage over M/V "Alexandros P.", (ii)
first
assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at
120%.
The Company paid loan arrangement fees of
$135,000
for this loan.

(d)
On
April 27, 2018,
the Company signed a term loan facility with HSBC Bank Plc. and a loan of
$18.4
million was drawn by Kamsarmax Two Shipping Ltd. on
April 30, 2018
to finance
70%
of the construction cost but
no
more than
70%
of the market value of M/V "Ekaterini", subject to the existence of a time charter at the time of drawdown for a minimum period of
24
months approved by the lender. The loan is payable in
twenty
consecutive quarterly installments commencing from
July 2018,
eight
in the amount of
$400,000
and
twelve
in the amount of
$325,000,
with a
$11,300,000
balloon payment to be paid together with the last installment in
April 2023.
The interest rate margin is
2.80%
over LIBOR. The loan is secured with (i)
first
priority mortgage over M/V "Ekaterini", (ii)
first
assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at
130%.
The Company paid loan arrangement fees of
$147,200
for this loan.

(e)	On
November 27, 2018,
the Company signed a term loan facility with the National Bank of Greece S.A. (NBG) and a loan of
$15,000,000
was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank Plc. regarding M/V “Pantelis” and M/V “Tasos” and financing part of the acquisition cost of M/V “Starlight”. The loan is payable in twelve
consecutive equal quarterly installments of
$700,000,
commencing from
February 2019,
plus a balloon amount of
$6,600,000
to be paid together with the last installment in
November 2021.
The margin of the loan is
3.25%
above LIBOR. The loan is secured with (i)
first
priority mortgages over M/V “Starlight”, M/V “Pantelis ” and M/V “Tasos” (ii)
first
assignment of earnings and insurance of M/V “Starlight”, M/V “Pantelis ” and M/V “Tasos”, (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company.
The Security Cover ratio for this facility stands at
125%.
The Company paid loan arrangement fees of
$150,000
for this loan.

(f)	On
May 22, 2019,
the Company signed a term loan facility with HSBC Bank PLC for a loan up to the lesser of
49.9%
of the market value of M/V “Eirini P” and
$4.5
million to refinance the existing indebtedness of Eirini Shipping Ltd., as explained in note (a) above. On
May 24, 2019,
a loan of
$4.5
million was drawn by Eirini Shipping Ltd. The loan is payable in twelve
consecutive quarterly equal installments of
$200,000
each, commencing from
August 2019,
with a
$2,100,000
balloon payment to be paid together with the last installment in
May 2022.
The interest rate margin is
2.70%
over LIBOR. The loan is secured with (i)
first
priority mortgage over M/V “Eirini P”, (ii)
first
assignment of earnings and insurance of M/V “Eirini P” and (iii) other covenants and guarantees similar to the remaining loans of the Company.
The Security Cover ratio for this facility stands at
130%.
The Company paid loan arrangement fees of
$22,500
for this loan.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the Security Cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
120%
to
130%
as of
December 31, 2019),
restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$3,378,955
and
$3,733,036
as of
December 31, 2018
and
2019,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December 31, 2019,
all the debt covenants are satisfied.

Interest expense for the years ended
December 31, 2017,
2018
and
2019
amounted to
$1,608,348,
$2,516,216
and
$3,360,226,
respectively. Capitalized interest for the years ended
December 31, 2017
and
2018
amounted to
$123,697
and
$173,841,
respectively.
No
interest was capitalized for the year ended
December 31, 2019.